SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Functional currency and foreign currency translation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Translation adjustments included in accumulated other comprehensive loss	$ 1.4	$ 3.1
Translation rate applied to balance sheet amounts	6.9931	7.2993
Average translation rates applied to statement of operations accounts	7.1875	7.1957	7.0809